Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation:

The Group’s financial statements have been prepared in accordance with International Financial Reporting Standard (hereafter – “IFRS”), which are standards and interpretations issued by the International Accounting Standards Board (hereafter – “IASB”).

In connection with the presentation of these financial statements it should be stated as follows:

1)	The significant accounting policies, described below, have been applied on a consistent basis in relation to all the years presented, unless noted otherwise.

2)	The consolidated financial statements have been prepared in accordance with the historical cost convention, except for share option’s liability that is presented at fair value.

3)	Preparation of financial statements in accordance with IFRS, requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. Areas involving a higher degree of judgement, or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3. Actual results may differ materially from estimates and assumptions used by the Group’s management.

4)	The period of the Group’s operating cycle is 12 months.

5)	The Group classifies its expenses on the statement of comprehensive loss based on the functions of such expenses.

6)	Revenue comparative figures have been disaggregated in the statement of comprehensive loss to conform with current year presentation.

Interest in other entities
B.	Interest in other entities:

1)	Subsidiary companies and consolidation

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which the company gains control of such entities, and are de-consolidated when control ceases.

Balances and intra-group transactions, including revenue, expenses and dividends in respect of transactions between the Group companies, have been eliminated.

2)	Joint venture

The Company’s interest in the newly formed joint venture is accounted for using the equity method, after initially being recognized at cost in the consolidated balance sheet. Under the equity method of accounting, investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable are recognized as a reduction in the carrying amount of the investment.

Functional and presentation currency
C.	Functional and presentation currency:

New Israeli Shekels (NIS) is the Parent Company’s functional currency. The Group’s presentation currency as used in the consolidated financial statements is the US Dollar (USD).

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.

Presentation currency

The results and financial position from the Parent Company’s functional currency or the functional currency of its subsidiaries are translated into the presentation currency using the following procedures: assets and liabilities for each financial position presented are translated at the closing rate at the date of that financial position. Income and expenses for each statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and all resulting exchange differences are recognized in other comprehensive income. Such exchange differences arising on translation to the presentation currency will not be reclassified to profit or loss.

Property, plant and equipment
D.	Property, plant and equipment

Property, plant and equipment items are initially recognized at cost of acquisition or construction, less relevant government investment grants.

The cost of self-constructed assets includes the cost of the direct materials, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Subsequent costs are included when incurred as part of the asset’s book value or recognized as a separate asset, as the case may be, only when future economic benefits attributable to the fixed asset item are expected to flow to the Group, and the cost of the item is reliably measurable.

When part of a fixed asset item is replaced, its carrying amount is deducted from the books. All other costs of repairs and maintenance work are charged to the statement of income or loss during the reporting period when they are incurred.

All items of property, plant and equipment are presented at historical cost less accumulated depreciation and impairment write-downs.

Assets are depreciated under the straight-line method, in order to amortize their cost or their estimated value to their residual value over their useful life, as follows:

Plant	10-14 years
Computers and equipment	3 years
Leasehold improvements	Over the shorter of the lease term, or useful life 5-10 years
Furniture and equipment	7-16 years
Vehicles	7 years

Depreciation and amortization expenses are charged to comprehensive income in a systematic manner as detailed above, over the expected useful life of the items, from the date the asset is ready for use, i.e., when it has reached the location and condition necessary for it to be capable of operating in the manner intended by management.

The residual values of the assets, their useful life and the depreciation method are reviewed, and updated as necessary, at least once a year. An asset amount is immediately written down to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. See also Note 8B.

Intangible assets
E.	Intangible assets

Research and development

Research expenses are charged to profit or loss as incurred.

Costs incurred in respect of development projects (relating to the design and examination of new or improved products) are recognized as intangible assets when the following conditions are met:

●	technological feasibility exists for completing development of the intangible asset so that it will be available for use or sale, or;

●	it is management’s intention to complete development of the intangible asset for use or sale;

●	the Group has the ability to use or sell the intangible asset;

●	it is probable that the intangible asset will generate future economic benefits, including existence of a market for the output of the intangible asset or the intangible asset itself or, if the intangible asset is to be used internally, the usefulness of the intangible asset;

●	adequate technical, financial and other resources are available to complete development of the intangible asset, as well as the use or sale thereof; and

●	the Group has the ability to reliably measure the expenditure attributable to the intangible asset during its development.

Other development costs that do not meet these conditions are expensed as incurred. Development costs previously recognized as an expense are not recognized as an asset in subsequent periods.

As of December 31, 2022, the Group has not yet capitalized development expenses, see also Note 3B.

Impairment of non-monetary assets
F.	Impairment of non-monetary assets

Non-monetary assets are examined for impairment, on the occurrence of events or changes in circumstances, which indicate that their carrying value will not be recoverable.

Impairment loss is recognized to the extent that the carrying amount of a non-monetary asset exceeds its recoverable value. The recoverable amount of an asset is the higher of the fair value of the asset, less costs to sale, and its value in use. For the purpose of examining impairment, the assets are divided into the lowest levels for which there are separate identifiable cash flows (cash-generating units). Non-monetary assets, with the exception of goodwill, that were written down for impairment, are further examined on each statement of position date, to identify a possible write-up of the impairment loss recognized.

Government grants
G.	Government grants

Government grants, which are received from Israeli government agencies and ministries, from the BIRD Foundation and NYPA (in a combined agreement – see Note 12B), as participation in research and development that is conducted by the Company, fall within the scope of “forgivable loans” as set forth in the International Accounting Standard 20: “Accounting for Government Grants and Disclosure of Government Assistance” (“IAS 20”).

The Group recognizes each forgivable loan on a systematic basis at the same time the Group records, as an expense, the related research and development costs for which the grant is received, provided that there is reasonable assurance that (a) the Group complies with the conditions attached to the grant and (b) it is probable that the grant will be received (usually upon receipt of approval notice).

When at the time of grant approval there is a reasonable assurance that the Group will comply with the forgivable loan conditions attached to the grant, and it is reasonably assured that the Group will not pay royalties, grant income is recorded against the related research and development expenses in the statements of comprehensive loss.

If forgivable loans are initially carried to income, as described above, and in subsequent periods it is no longer reasonably assured that royalties will not be paid, the Group recognizes a financial liability under IFRS 9, that is measured at amortized cost, based on the Group’s best estimate of the amount required to settle the Group’s obligation at the end of each reporting period. The difference between the amount received and the fair value of the liability recognized at inception (present value) is treated as a government grant according to IAS 20 recognized as a deduction of research and development expenses. Changes in estimates of payable royalties are carried to financial income, or expenses, as appropriate.

Commencing July 1, 2020, per management’s assessment that it is no longer reasonably assured that royalties will not be paid, the Company accounts for grants received as a liability under IFRS 9.

Provisions
H.	Provisions

The Group recognizes provisions when it has a legal or constructive obligation resulting from past events, whose resolution would imply cash outflows, or the delivery of other resources owned by the Group.

Obligations or losses related to contingencies are recognized as liabilities in the statements of financial position only when present obligations exist resulting from past events and it is probable to result in an outflow of resources and the amount can be measured reliably. Otherwise, a qualitative disclosure is included in the notes to the financial statements. As of December 31, 2022 and 2021, the Company has made provisions in respect of an onerous contract, presented among current liabilities.

Borrowing costs
I.	Borrowing costs

Costs for specific and general borrowing that are directly attributable to the acquisition, construction or production of a qualifying asset (an asset that requires a substantial period of time to prepare it for its intended use or sale) are capitalized as part of the asset’s cost, during the period from the date when all the following conditions are first met: (a) the Group incurs expenditures for the asset; (b) borrowing costs are incurred for the Group; and (c) the Group undertakes activities that are necessary to prepare the asset for its intended use or sale. The capitalization of such borrowing costs is discontinued when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are completed.

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are those borrowing costs that would have been avoided if the expenditure on the qualifying asset had not been made.

Other borrowing costs are recognized as an expense in the period they are incurred.

Trade receivables
J.	Trade receivables

Trade receivables comprise of amounts receivable from the Group’s customers for goods sold or services rendered in the ordinary course of business. When the collection of these amounts is expected to occur within one year or less, they are classified as current assets; otherwise, they are classified as non-current assets.

Cash and cash equivalents
K.	Cash and cash equivalents

Cash and cash equivalents include: cash on hand, short-term deposits in banks that are not restricted in use, and other short-term investments with high liquidity and whose original maturity does not exceed 3 months.

Financial Assets
L.	Financial Assets:

1)	Classification

Financial assets at amortized cost

Financial assets at amortized cost are financial assets held under a business model whose purpose is to hold financial assets in order to collect contractual cash flows, and their contractual terms provide entitlement at specified times to cash flows that are only principal payments and interest for the unpaid principal amount.

These assets are classified as current assets, except for maturities that extend beyond 12 months period after the date of the statement of financial position, which are classified as non-current assets. The Group’s financial assets at amortized cost are included in the items: “Trade and other receivables”, “Restricted deposits” and “Cash and cash equivalents” that appear in the statement of financial position.

2)	Recognition and measurement

Regular way purchase or sales of financial assets is recognized and derecognized, as applicable, using trade date accounting.

Financial assets classified at amortized cost, are measured in subsequent periods at amortized cost based on the effective interest method.

3)	Allowance for expected credit losses

The Group recognizes a loss allowance for expected credit losses on a financial asset that is measured at amortized cost. On each financial position date, the Group assesses and recognizes the change in expected credit losses of financial instruments since initial recognition in profit or loss. The Group had no material credit losses in 2022 and 2021.

Derivative financial instruments
M.	Derivative financial instruments

Share options granted to Bank (see Note 12C) are derivative instruments. Derivative financial instruments are initially recognized at fair value at the date of entering into the derivative contract and are remeasured in subsequent periods at fair value. Fair value adjustments are carried to financial income or expenses, as appropriate.

Inventory
N.	Inventory

Inventory is valued using the lower of cost or net realizable value.

Net realizable value is an estimate selling price in the ordinary course of business, less the estimated costs to complete and sell the inventory.

Share capital
O.	Share capital

Ordinary shares of the Company are classified as share capital. Incremental costs, which are directly attributable to the issuance of new shares, are presented in equity as a deduction from the issuance proceeds.

Trade payables
P.	Trade payables

Suppliers’ balances include the Company’s obligations to pay for goods or services purchased from suppliers during the normal course of business. Suppliers’ balances are classified as current liabilities when the payment is to be made within one year or less; otherwise, they are classified as non-current liabilities.

Financial liabilities
Q.	Financial liabilities

Loans are initially recognized at fair value, less transaction costs. In subsequent periods loans are measured at amortized cost; any difference between the consideration (less transaction costs) and the redemption value is recognized in profit or loss over the loan period, in accordance with the effective interest method.

Amortized cost of royalty obligations is adjusted to reflect any changes in the estimated timing or amounts of cash flows, based on the present value of the updated cash flows, discounted at the original effective interest rate. Adjustment differences are carried to financial income or expenses, as appropriate.

Loans are classified as current liabilities unless the Group has an unconditional right to defer repayment of the loans for at least 12 months after the end of the reporting period, in which case they are classified as non-current liabilities.

Fair value measurements
R.	Fair value measurements

Under IFRS, fair value represents an “Exit Value”, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, considering the counterparty’s credit risk in the valuation. The concept of Exit Value is premised on the existence of a market and market participants for the specific asset or liability. When there is no market and/or market participants willing to make a market, IFRS establishes a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy are as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date. A quote price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available.

Level 2 -	Inputs, other than quoted prices in active markets, that are observable for the asset or liability, either directly or indirectly, and are used mainly to determine the fair value of securities, investments or loans that are not actively traded

Level 3 -	Unobservable inputs for the asset or liability are used when little or no market data is available. The Group used unobservable inputs to determine fair values, to the extent there are no Level 1 or Level 2 inputs, in valuation models such as Black-Scholes, binomial, discounted cash flows or multiples, including risk assumptions consistent with what market participants would use to arrive at fair value.

Loss per share
S.	Loss per share

Basic loss per share is calculated by dividing the loss attributable to shareholders, by the weighted average number of ordinary shares outstanding during the period.

In calculating the diluted income or loss per share, potential shares are taken into account, but only when their effect is dilutive (reducing the income or increasing the loss per share).

Employee benefits
T.	Employee benefits:

1)	Short-term employee benefits

Short-term employee benefits which include salaries, vacation days, sickness, recreation pay and contributions for Social Security, are recognized as expenses upon the provision of the services. Under Israeli law, every employee is entitled to vacation days and recreation pay, both of which are calculated on an annual basis. Eligibility is based on the length of the employment period. The Company accrues a liability and expense for vacation and recreation pay, based on the individual entitlement of each employee.

2)	Post-employment benefits

Israeli labor laws and the Group’s employment agreements require to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. This liability is covered by defined contribution plans, whereas the Group pays contributions to publicly or privately administered pension insurance plans. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. The expense recognized in 2022 and 2021 in relation to these contributions was USD 586 thousand and USD 533 thousand, respectively.

Share-based payment
U.	Share-based payment

The Company operates a share-based payment plan for the Company’s employees and service providers, which is paid with the Company’s equity instruments, in which the Company receives services from employees and service providers in exchange for the Company’s equity instruments (options). The Company recognizes expenses in respect of services received in exchange for share options, as follows: for employees, these expenses are determined with reference to the fair value of the options at the time of grant. For service providers, these expenses are determined on basis of the fair value of the services received, unless the fair value of such services cannot be determined (in which case, the fair value of the options is used). These expenses are carried respectively to a capital reserve in equity.

Non-market vesting conditions are included among the assumptions used to estimate the number of options expected to vest. The total expense is recognized during the vesting period, which is the period during which all the conditions defined for the vesting of the share-based payment arrangement are required to be met.

At each date of the statement of financial position, the Company updates its estimates regarding the number of options expected to vest, based on non-market vesting conditions, and recognizes the effect of the change compared to the original estimates, if any, in profit or loss, and respectively in equity.

When exercising the options, the Company issues new shares. The proceeds, less transaction costs that can be attributed directly, are carried to share capital and premium on shares.

Revenue recognition
V.	Revenue recognition:

Revenue from contracts with customers:

1)	Measuring revenue

The Group recognizes revenue in accordance with International Financial Reporting Standard 15 (hereinafter - IFRS 15). The Group’s revenues are measured according to the amount of consideration to which the Company expects to be entitled in exchange for the transfer of goods or services promised to the customer, except for amounts collected for third parties, such as certain sales taxes. Revenue is shown net of VAT.

The Group does not adjust the amount of consideration promised for the effects of a significant financing component if the Company expects, at the time of entering into the contract, that the period between the date the customer pays for these goods or services will be one year or shorter.

2)	Timing of revenue recognition

In accordance with IFRS 15, the Company recognizes revenue when the customer gains control of the goods or services promised under the contract with the customer. For each performance obligation, the Company determines, at the time of entering into the contract, whether it fulfills the performance obligation over time, or at a point in time.

A performance obligation is satisfied over time, if one of the following criteria is met: (a) the customer receives and consumes at the same time the benefits provided by the Company; (b) the Company’s performance creates or enhances an asset that is controlled by the customer while creating or improving it; or (c) the Company’s performance does not create an asset with an alternative use to the Company, and the Company is entitled to an enforceable payment for performance completed up to that date.

A performance obligation that is not satisfied over time, is satisfied at a point in time.

3)	Types of revenue of the Group:

Sale of storage units

The Group manufactures and sells storage units based on the development and technology it owns. The Group sells the storage units as a finished product.

The sale of storage units is recognized when the Group delivers the product to the customer. Delivery of the storage units does not occur until the products have been sent to the specified location, and the customer has received the products in accordance with the contract of sale and the Group has objective evidence that all the criteria for receipt have been met.

Provision of engineering services

The Group provides, from time to time, ancillary engineering services in connection with the potential sale of the storage units. Revenue from the provision of such services is recognized in the reporting period in which the services are rendered, as the Group’s performance creates an asset that is controlled by the customer while it is created. Revenue is recognized in accordance with milestones performed.

Granting rights for the production and distribution of storage units

The Group grants, at its discretion, rights for production and / or distribution of the storage units in various countries around the world.

The granting of these rights can entitle the Company to revenue, either from payment for production license and its use, and/or royalty income generated from the sale of the storage units by the entity that received the production and distribution rights. Income from production license is recognized when the relevant know-how is transferred to the licensee; royalties are recognized upon sale of units.

Contract liabilities

The Group’s contract liabilities from contracts with customers consist primarily of deferred revenue. Deferred revenue is mainly comprised of payment made on completion of certain milestones, prior to final delivery.

Leases
W.	Leases:

1)	The Group leases building, offices and vehicles. Lease agreements are for a period of between 3 and 5 years, but may include extension options.

2)	The Group’s policy with respect to leases in which the Company is the lessee:

The Group assesses, when entering a contract, whether the contract is a lease or whether it includes a lease. A contract is a lease or includes a lease if the contract conveys the right to control the use of an identified asset for a period of time, in exchange for consideration, with the exception of lease transactions for a period of up to 12 months. The Group reassesses whether a contract is a lease or whether it includes a lease only if the terms of the contract have changed.

On initial recognition, the Group recognizes a lease liability at the present value of future lease payments, which include, inter alia, the exercise price of extension options whose exercise is reasonably certain.

Concurrently, the Company recognizes a right-of-use asset in the amount of the obligation in respect of the lease, adjusted for any lease payments made on or before the start date, less any lease incentives received, plus any initial direct costs incurred by the Group.

Variable lease payments that are linked to the Israeli Consumer Price Index are measured initially by using the existing index at the beginning of the lease, and are included in the calculation of the liability in respect of a lease. When there is a change in the cash flows of the lease as a result of a change in the index, the Group re-measures the liability in respect of the lease based on the updated contractual flows, adjusting respectively the right-of-use asset.

Since the interest rate inherent in the lease cannot be easily determined, the Group’s incremental interest rate is used. This interest rate is the rate that the Group would have been required to pay in order to borrow, for a similar period and with similar collateral, the amounts needed to obtain an asset with a value similar to a right-of-use asset in a similar economic environment.

The lease period is the period during which the lease is non-cancellable, including periods covered by an option to extend the lease that is reasonably certain to be exercised by the Group, and periods covered by an option to cancel the lease if it is reasonably certain that it will not be exercised by the Group.

After the commencement of the lease, the Group measures the right-of-use asset at cost, less accumulated depreciation and accumulated impairment losses, adjusted for any re-measurement of the lease liability. Depreciation on a right-of-use asset is calculated according to the straight-line method, over the estimated useful life of the leased asset or the lease period, whichever is shorter:

Interest on the lease liability is recognized in profit or loss periodically during the lease term, in the amount that produces a constant periodic interest rate on the remaining balance of the lease liability. The lease contractual periodical payment, net of the interest amount, as above, is reduced from the carrying amount of the lease liability. Payment in respect of short-term leases are recognized on a straight-line basis as an expense in profit or loss.

Short-term leases are leases with term of 12 months or less without a purchase option. Rentals of such leases, which are not material to the Company, are charged directly to operating expenses (accounted for as operating leases).

New Accounting Pronouncements
Y.	New Accounting Pronouncements

Accounting pronouncements adopted in the current year

Commencing January 1, 2022, the Company adopted the amendments to IAS 16, IAS 37. These amendments address and clarify inter alia issues that arise in determining onerous contracts and makings provisions therefor, and the recognition of proceeds received before the intended use of property, plant and equipment.

The adoption of the said amendments did not have a material impact on the financial statements.

Recently issued accounting pronouncements, not yet adopted

An amendment to IAS 12 “Taxes on income” that will become effective in January 1, 2023, will require the Company to provide deferred taxes related to assets and liabilities arising from a single transaction, which , as relates to the Company, will apply to temporary differences arising on the initial recognition of right-of-use assets and the corresponding lease liabilities; as applicable to the Company, this amendment is required for assets and liabilities recognized initially in 2021 and thereafter, and is not expected to have any effect on taxes on income and results for 2021 and 2022.